Expense Example - TrueShares Equity Hedge ETF [Member]	Jan. 07, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 81
Expense Example, with Redemption, 3 Years	$ 252